FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis	The following table presents the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis (in thousands):

December 31, 2021	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents and restricted cash:
Money market funds	$237,897	$—	$—	$237,897
Certificate of deposit	—	125	—	125
Total assets	$237,897	$125	$—	$238,022

Liabilities:
Earnout warrant liabilities	$—	$1,476	$—	$1,476
Public common stock warrants	18,666	—	—	18,666
Private common stock warrants	—	8,855	—	8,855
Total liabilities	$18,666	$10,331	$—	$28,997

December 31, 2020	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents and restricted cash:
Money market funds	$3,046	$—	$—	$3,046
Certificate of deposit	—	326	—	326
Total assets	$3,046	$326	$—	$3,372

Liabilities:
Derivative liabilities	$—	$—	$22,911	$22,911
Warrant liabilities	—	—	3,329	3,329
Total liabilities	$—	$—	$26,240	$26,240

Schedule of Changes in Fair Value Liabilities on Recurring Basis
The following table sets forth a summary of changes in the fair value of the Company’s level 3 liabilities at fair value on a recurring basis for the years ended December 31, 2021 and 2020 (in thousands):

	2021	2020
Bridge loan:
Beginning balance January 1	$—	$—
Fair value of Bridge loan funded	20,000	—
Accrued interest	1,578	—
Change in fair value	—	—
Repayment of loan principal and interest	(21,578)	—
Ending balance December 31	—	—
Warrant liabilities:
Beginning balance January 1	3,329	1,989
Change in fair value	17,753	1,296
Fair value of warrants issued	5,096	44
Fair value of warrants exercised	(26,178)	—
Ending balance December 31	—	3,329
Series C-2 Convertible Preferred Stock Issuance Right liability:
Beginning balance January 1	22,911	11,379
Change in fair value	223,165	11,532
Fair value of derivatives extinguished	(23,152)	—
Fair value of Series C-2 Convertible Preferred Stock Issuance Right exercised	(222,924)	—
Ending balance December 31	—	22,911
Total	$—	$26,240